Annual Total Returns[BarChart] - Systematic Value Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.67%	13.98%	36.47%	7.53%	(1.33%)	13.84%	18.14%	(11.41%)	23.78%	(2.90%)